Spartan®

Money Market

Fund

Semiannual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended October 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® Money Market Fund	0.79%	1.78%	25.00%	56.90%
All Taxable Money Market Funds Average	0.65%	1.43%	23.22%	52.26%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc and grouped by similar objectives.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan Money Market Fund	1.78%	4.56%	4.61%
All Taxable Money Market Funds Average	1.43%	4.26%	4.29%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	10/29/02	7/30/02	4/30/02	1/29/02	10/30/01
Spartan Money Market Fund	1.51%	1.55%	1.73%	1.91%	2.69%
All Taxable Money Market Funds Average	1.22%	1.29%	1.37%	1.46%	2.16%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average. Figures for the all taxable money market funds average are from iMoneyNet, Inc.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with John Todd, Portfolio Manager of Spartan Money Market Fund

Q. John, what was the investment environment like during the six months that ended October 31, 2002?

A. The U.S. economy plodded along below its potential, with growth coming in at subpar levels amid modest increases in unemployment. Global economic growth also remained moribund. The Federal Reserve Board chose to remain on the sidelines, keeping short-term interest rates unchanged, preaching patience and insisting that the economy was in adequate health. The main contributors to economic growth during most of this period were American consumers, who continued to spend thanks to rising personal income as well as an infusion of cash from mortgage refinancing. While concerns have arisen about the potential for a real estate bubble, most experts believe this is not a national problem and insist that any weakness in home prices will be contained in certain price ranges as well as certain geographic regions. The main drag on economic growth was anemic corporate spending, as company managers were loath to invest in capital upgrades or other investments. In the aftermath of the bursting of the investment bubble of the late 1990s, companies struggled to restructure their operations and demonstrate positive earnings growth going forward.

Q. How did money market interest rates respond to this backdrop?

A. At the beginning of the period, market interest rates were rather high in response to fairly vibrant growth in the first quarter of 2002. Money market participants anticipated that the Fed would have to step in and raise rates in order to keep inflation in check. However, adjustments in inventories were the main driver of strong growth in the first quarter, not improved business activity. When it became clear that growth in the ensuing quarters would not rebound as strongly as originally hoped, expectations for Fed rate hikes subsided. With the U.S. economy continuing to tread water, sentiment shifted. The yield curve - a representation of the difference between short- and longer-term money market rates - remained relatively flat through most of the period. This structure indicated that most investors felt it likely that the Fed would maintain short rates at existing levels, with a bias toward lower rates in the future.

Q. What was your strategy with the fund?

A. At the beginning of the period, I took advantage of yield opportunities offered by longer-term money market instruments, because I felt that the market was pricing in a more aggressive Fed rate-hike program than I anticipated. During the balance of the six months, the flat yield curve meant that longer-term money market securities offered little or no yield advantage over short-term issues. Therefore, there was little incentive to invest further out the curve. As a result, I focused on the 30- to 90-day maturity range, allowing these investments to roll down to maturity, reinvesting the proceeds again in securities with one- to three-month maturities. I also looked to invest in short-term variable-rate securities - with yields that are reset daily or monthly - when they offered value. Toward the end of the period, I took advantage of opportunities in longer-term agency securities when they developed from time to time, and also looked to garner the additional yield offered by selected repurchase agreements.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on October 31, 2002, was 1.50%, compared to 1.73% six months ago. For the six months that ended October 31, 2002, the fund had a total return of 0.79%, compared to 0.65% for the all taxable money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, John?

A. At the end of the period, I looked to extend the fund's average maturity, feeling it likely that the Fed would implement some rate cuts before the end of the year. With businesses reluctant to spend money on new projects before year-end, I don't expect the economy to stabilize and then show more distinct signs of recovery until the early stages of 2003. The prospect of war with Iraq and questions about its aftermath are currently adding to investor uncertainty. These concerns may cause some hesitancy among both consumers and corporations, which may serve to slow the pace and dampen the extent of any recovery.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks high current income with share price stability by investing in high-quality, short-term money market securities of all types

Fund number: 454

Trading symbol: SPRXX

Start date: January 23, 1989

Size: as of October 31, 2002, more than $7.6 billion

Manager: John Todd, since 1989; manager, various Fidelity and Spartan money market funds; joined Fidelity in 1981

3

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/02	% of fund's investments 4/30/02	% of fund's investments 10/31/01
0 - 30	47.9	43.3	45.4
31 - 90	29.0	35.8	26.1
91 - 180	17.3	14.9	20.3
181 - 397	5.8	6.0	8.2
Weighted Average Maturity
	10/31/02	4/30/02	10/31/01
Spartan Money Market Fund	60 Days	58 Days	64 Days
All Taxable Money Market Funds Average*	54 Days	56 Days	55 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2002	As of April 30, 2002
Commercial Paper 23.7%	Commercial Paper 14.9%
Bank CDs, BAs, TDs, and Notes 54.0%	Bank CDs, BAs, TDs, and Notes 74.2%
Government Securities 13.8%	Government Securities 9.1%
Other Investments 10.4%	Other Investments 1.7%
Net Other Assets (1.9)%**	Net Other Assets 0.1%

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Semiannual Report

Investments October 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 42.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 1.6%
Chase Manhattan Bank USA NA
2/7/03	1.63%	$ 75,000	$ 75,000
U.S. Bank NA, Cincinnati
11/1/02	1.95	10,000	10,000
Wells Fargo Bank NA, San Francisco
12/16/02	1.70	40,000	39,999
			124,999
London Branch, Eurodollar, Foreign Banks - 26.2%
ABN-AMRO Bank NV
11/8/02	2.00	45,000	45,000
11/12/02	1.96	70,000	70,000
Banco Bilbao Vizcaya Argentaria SA
12/23/02	2.00	5,000	5,001
Barclays Bank PLC
11/12/02	1.96	30,000	30,000
11/14/02	1.78	60,000	59,999
12/10/02	2.00	25,000	25,000
12/16/02	2.10	85,000	84,995
1/14/03	1.71	15,000	15,000
Bayerische Hypo-und Vereinsbank AG
11/8/02	2.05	45,000	45,000
11/21/02	1.85	150,000	150,001
12/9/02	2.01	25,000	25,000
2/19/03	1.70	40,000	40,000
3/27/03	1.71	30,000	30,000
BNP Paribas SA
12/17/02	2.10	75,000	75,000
3/18/03	1.75	25,000	25,000
Credit Agricole Indosuez
12/31/02	2.24	20,000	20,000
Deutsche Bank AG
12/13/02	2.07	100,000	100,000
12/31/02	2.25	15,000	15,003
Dresdner Bank AG
11/13/02	2.03	15,000	15,000
2/3/03	1.63	70,000	70,000
Halifax PLC
11/12/02	1.96	15,000	15,000
12/31/02	2.21	18,000	18,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
HBOS Treasury Services PLC
11/20/02	1.85%	$ 95,000	$ 95,000
11/22/02	1.70	5,000	5,000
11/26/02	1.75	60,000	60,000
2/21/03	1.80	20,000	20,000
3/18/03	1.76	35,000	35,000
3/20/03	1.76	75,000	75,000
3/21/03	1.80	35,000	35,000
3/25/03	1.80	30,000	30,000
ING Bank NV
11/7/02	1.77	35,000	35,000
1/21/03	1.70	40,000	40,000
1/21/03	1.80	60,000	60,000
2/21/03	1.71	20,000	20,000
Landesbank Baden-Wuerttemberg
11/12/02	1.96	5,000	5,000
11/18/02	2.00	15,000	15,000
11/18/02	2.05	5,000	5,000
2/21/03	1.70	20,000	20,000
3/18/03	1.77	15,000	15,000
4/22/03	1.77	15,000	15,000
Lloyds TSB Bank PLC
12/31/02	2.22	50,000	50,000
2/18/03	1.70	10,000	10,010
National Australia Bank Ltd.
12/31/02	2.23	5,000	5,000
12/31/02	2.25	10,000	10,000
Norddeutsche Landesbank Girozentrale
11/13/02	1.69	35,000	35,000
Nordea Bank Finland PLC
12/9/02	2.00	25,000	25,000
2/27/03	1.76	55,000	55,000
3/18/03	1.77	25,000	25,000
Nordea North America, Inc.
11/12/02	1.97	15,000	15,000
Societe Generale
12/11/02	1.73	85,000	85,000
12/16/02	1.78	10,000	9,999
12/31/02	2.15	15,000	15,000
Westdeutsche Landesbank Girozentrale
11/8/02	2.01	40,000	40,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
WestLB AG
1/17/03	1.76%	$ 35,000	$ 35,000
2/7/03	1.63	30,000	30,000
			2,008,008
New York Branch, Yankee Dollar, Foreign Banks - 15.0%
Abbey National Treasury Services PLC
11/4/02	1.71 (b)	75,000	74,981
11/11/02	1.71 (b)	35,000	34,991
BNP Paribas SA
12/13/02	2.08	35,000	35,000
12/17/02	2.12	20,000	20,000
12/27/02	1.73	18,000	18,000
12/31/02	2.21	55,000	55,000
12/31/02	2.23	20,000	20,000
Canadian Imperial Bank of Commerce
11/12/02	1.70	45,000	45,000
Credit Agricole Indosuez
12/13/02	2.08	45,000	45,000
12/18/02	1.78	30,000	30,000
1/2/03	1.70 (b)	35,000	34,991
Deutsche Bank AG
11/22/02	1.73 (b)	50,000	49,988
Dexia Bank SA
11/14/02	1.70 (b)	25,000	24,998
11/22/02	1.74 (b)	20,000	19,996
11/26/02	1.74 (b)	35,000	34,991
Landesbank Baden-Wuerttemberg
11/12/02	1.97	25,000	25,000
1/31/03	1.62	45,000	45,001
Lloyds TSB Bank PLC
11/1/02	1.72 (b)	20,000	19,995
Royal Bank of Canada
11/6/02	1.72 (b)	75,000	74,997
11/19/02	1.74 (b)	35,000	34,998
11/22/02	1.73 (b)	45,000	44,989
Societe Generale
11/14/02	1.70 (b)	25,000	24,999
11/21/02	1.75 (b)	50,000	49,992
11/25/02	1.75 (b)	70,000	69,983
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Svenska Handelsbanken AB
11/1/02	1.74% (b)	$ 35,000	$ 34,987
1/15/03	1.73	25,000	25,000
Toronto-Dominion Bank
11/22/02	1.73 (b)	15,000	14,996
UBS AG
11/20/02	2.50	75,000	75,000
12/13/02	2.07	45,000	45,000
Westdeutsche Landesbank Girozentrale
12/20/02	1.72	20,000	20,000
			1,147,873
TOTAL CERTIFICATES OF DEPOSIT			3,280,880
Commercial Paper - 23.7%

Alliance & Leicester PLC
3/3/03	1.61	10,000	9,946
3/18/03	1.77	10,000	9,933
American Express Credit Corp.
1/24/03	1.74	10,000	9,960
Amsterdam Funding Corp.
1/31/03	1.72	25,000	24,892
Aspen Funding Corp.
11/4/02	1.77	15,000	14,998
2/3/03	1.66	15,000	14,935
AT&T Corp.
11/6/02	2.30	45,000	44,986
Bear Stearns Companies, Inc.
11/15/02	1.78	25,000	24,983
CIT Group, Inc.
11/1/02	1.89	5,000	5,000
Citibank Credit Card Master Trust I (Dakota Certificate Program)
12/20/02	1.79	10,000	9,976
12/20/02	1.80	15,000	14,963
1/8/03	1.73	50,000	49,838
Citicorp
12/4/02	1.74	20,000	19,968
1/10/03	1.75	10,000	9,966
2/7/03	1.75	15,000	14,929
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Corporate Receivables Corp.
2/6/03	1.64%	$ 15,000	$ 14,934
Countrywide Home Loans, Inc.
12/31/02	1.86	45,000	44,861
CXC, Inc.
1/31/03	1.65	5,000	4,979
DaimlerChrysler North America Holding Corp.
11/4/02	2.05	5,000	4,999
11/12/02	2.05	3,000	2,998
11/13/02	2.04	5,000	4,997
11/13/02	2.05	5,000	4,997
11/14/02	2.05	5,000	4,996
11/18/02	2.06	5,000	4,995
11/21/02	2.06	10,000	9,989
12/3/02	2.12	5,000	4,991
Danske Corp.
11/19/02	1.80	40,000	39,964
Dresdner U.S. Finance, Inc.
2/18/03	1.80	45,000	44,756
Edison Asset Securitization LLC
11/1/02	2.02	35,000	35,000
11/13/02	1.70	30,000	29,983
11/20/02	1.70	45,543	45,502
12/12/02	1.73	35,000	34,931
1/13/03	1.71	35,000	34,879
1/14/03	1.73	15,000	14,947
2/11/03	1.70	25,000	24,880
2/18/03	1.78	39,000	38,791
2/25/03	1.61	20,000	19,897
Ford Motor Credit Co.
11/13/02	2.25	13,900	13,890
11/18/02	2.07	5,000	4,995
12/3/02	2.12	15,000	14,972
12/4/02	2.12	15,000	14,971
12/10/02	2.14	10,000	9,977
GE Capital International Funding, Inc.
2/18/03	1.71	25,000	24,871
2/19/03	1.75	30,000	29,841
General Electric Capital Corp.
12/9/02	2.10	50,000	49,891
2/3/03	2.32	50,000	49,702
2/10/03	2.32	25,000	24,840
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Electric Capital Corp. - continued
4/28/03	1.62%	$ 30,000	$ 29,761
General Mills, Inc.
11/12/02	2.01	5,000	4,997
11/19/02	2.00	5,000	4,995
11/20/02	2.00	5,000	4,995
11/20/02	2.02	2,750	2,747
12/6/02	2.00	6,225	6,213
Goldman Sachs Group, Inc.
2/21/03	1.75	35,000	34,812
Household Finance Corp.
11/14/02	2.05	10,000	9,993
ING America Insurance Holdings, Inc.
11/19/02	1.70	50,000	49,958
ING U.S. Funding LLC
11/7/02	1.97	50,000	49,984
Jupiter Securitization Corp.
1/29/03	1.64	40,000	39,839
New Center Asset Trust
2/6/03	1.65	5,000	4,978
3/26/03	1.68	10,000	9,933
Park Avenue Receivables Corp.
11/13/02	1.77	46,434	46,407
11/18/02	1.77	15,000	14,987
1/27/03	1.74	85,000	84,645
1/30/03	1.72	50,228	50,013
Preferred Receivables Funding Corp.
11/1/02	1.77	65,000	65,000
Salomon Smith Barney Holdings, Inc.
11/26/02	1.75	65,000	64,921
12/12/02	1.75	20,000	19,960
3/12/03	1.78	20,000	19,872
Santander Finance, Inc.
12/18/02	1.91	75,000	74,815
Sears Roebuck Acceptance Corp.
11/13/02	2.08	5,000	4,997
11/14/02	2.08	5,000	4,996
11/20/02	2.10	5,000	4,994
11/21/02	2.15	5,000	4,994
11/26/02	2.15	5,000	4,993
12/3/02	2.17	5,000	4,990
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Shell Finance (UK) PLC
6/11/03	1.67% (a)	$ 20,000	$ 19,797
The Walt Disney Co.
1/28/03	2.01	20,000	19,902
Wells Fargo & Co.
12/20/02	1.73	40,000	39,906
Westdeutsche Landesbank Girozentrale
12/16/02	1.71	20,000	19,957
Windmill Funding Corp.
2/7/03	1.63	5,000	4,978
TOTAL COMMERCIAL PAPER			1,816,818
Federal Agencies - 11.0%

Fannie Mae - 5.5%
Agency Coupons - 2.1%
1/10/03	1.59 (b)	103,750	103,736
9/5/03	2.00	55,000	55,000
			158,736
Discount Notes - 3.4%
11/15/02	2.48	25,000	24,976
12/4/02	1.91	33,000	32,943
12/11/02	1.90	50,000	49,896
12/13/02	2.21	50,000	49,874
2/3/03	2.20	50,000	49,718
2/5/03	2.24	55,000	54,677
			262,084
			420,820
Federal Home Loan Bank - 5.0%
Agency Coupons - 4.3%
9/3/03	1.99	50,000	50,000
9/5/03	2.00	50,000	50,000
9/5/03	2.03	45,000	44,993
9/8/03	2.00	65,000	64,998
9/23/03	2.09	50,000	50,000
10/17/03	2.06	75,000	75,000
			334,991
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Federal Home Loan Bank - continued
Discount Notes - 0.7%
11/13/02	1.87%	$ 51,669	$ 51,637
			386,628
Freddie Mac - 0.5%
Agency Coupons - 0.5%
9/22/03	2.06	40,000	40,000
TOTAL FEDERAL AGENCIES			847,448
U.S. Treasury Obligations - 2.8%

U.S. Treasury Bills - 2.0%
11/21/02	1.87	150,000	149,846
U.S. Treasury Notes - 0.8%
12/31/02	1.90	63,500	63,827
TOTAL U.S. TREASURY OBLIGATIONS			213,673
Bank Notes - 1.9%

Bank One NA, Chicago
3/24/03	1.70	70,000	70,000
U.S. Bank NA, Cincinnati
11/27/02	1.76 (b)	75,000	74,985
TOTAL BANK NOTES			144,985
Master Notes - 2.6%

General Motors Acceptance Corp. Mortgage Credit
11/1/02	2.27 (b)(c)	70,000	70,000
Goldman Sachs Group, Inc.
11/1/02	1.99 (b)(c)	65,000	65,000
11/1/02	2.00 (b)(c)	65,000	65,000
TOTAL MASTER NOTES			200,000
Medium-Term Notes - 3.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Electric Capital Corp.
11/11/02	1.83% (b)	$ 55,000	$ 55,000
11/18/02	1.85 (b)	55,000	55,000
11/25/02	1.83 (b)	19,595	19,595
1/22/03	1.90 (b)	10,000	10,007
Household Finance Corp.
11/25/02	2.09 (b)	5,000	5,000
12/20/02	1.92 (b)	15,000	14,996
Sheffield Receivables Corp.
11/20/02	1.80 (b)	20,000	20,000
URI Trust 2000-1
12/18/02	1.87 (b)(c)	23,000	23,000
Verizon Global Funding Corp.
12/16/02	2.08 (b)	80,000	80,000
TOTAL MEDIUM-TERM NOTES			282,598
Short-Term Notes - 3.0%

Jackson National Life Insurance Co.
11/1/02	1.96 (b)(c)	34,000	34,000
Metropolitan Life Insurance Co.
1/2/03	1.98 (b)(c)	25,000	25,000
Monumental Life Insurance Co.
11/1/02	1.96 (b)(c)	29,000	29,000
11/1/02	2.02 (b)(c)	35,000	35,000
New York Life Insurance Co.
1/2/03	1.94 (b)(c)	60,000	60,000
Transamerica Occidental Life Insurance Co.
11/1/02	1.99 (b)(c)	50,000	50,000
TOTAL SHORT-TERM NOTES			233,000
Repurchase Agreements - 10.4%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 10/31/02 due 11/1/02 At 1.94%)	$ 339	$ 339
With:
Banc of America Securities LLC At 1.98%, dated 10/31/02 due 11/1/02 (Collateralized by Corporate Obligations with principal amounts of $316,674,263, 2.77% - 10%, 4/1/03 - 8/15/33)	311,017	311,000
Credit Suisse First Boston, Inc. At 1.97%, dated 10/31/02 due 11/1/02 (Collateralized by Corporate Obligations with principal amounts of $239,471,549, 2.43% - 9.23%, 5/1/04 - 12/1/49)	200,011	200,000
Goldman Sachs & Co. At 1.87%, dated 10/21/02 due 11/7/02 (Collateralized by Commercial Mortgage Obligations with principal amounts of $61,386,307, 2.03% - 6.56%, 11/18/08 - 1/25/13)	65,057	65,000
J.P. Morgan Securities, Inc. At:
1.88%, dated 9/24/02 due 11/7/02 (Collateralized by Corporate Obligations with principal amounts of $91,343,000, 6.35% - 10.875%, 12/31/02 - 9/1/21)	65,149	65,000
1.94%, dated 10/31/02 due 11/1/02 (Collateralized by Corporate Obligations with principal amounts of $79,090,000, 5.92% - 7.625%, 11/8/02 - 5/15/49)	80,004	80,000
Merrill Lynch, Pierce, Fenner & Smith At 1.87%, dated 8/12/02 due 11/12/02 (Collateralized by Corporate Obligations with principal amounts of $37,360,000, 5.65% - 8.50%, 3/15/03 - 3/1/28)	30,143	30,000
Morgan Stanley & Co. At 1.88%, dated 9/25/02 due 11/7/02 (Collateralized by Corporate Obligations with principal amounts of $55,387,930, 2.23% - 9.75%, 12/17/02 - 4/1/37)	45,101	45,000
TOTAL REPURCHASE AGREEMENTS		796,339
TOTAL INVESTMENT PORTFOLIO - 101.9%		7,815,741
NET OTHER ASSETS - (1.9)%		(145,895)
NET ASSETS - 100%		$ 7,669,846
Total Cost for Income Tax Purposes $ 7,815,741
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $19,797,000 or 0.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
General Motors Acceptance Corp. Mortgage Credit 2.27%, 11/1/02	10/1/02	$ 70,000
Goldman Sachs Group, Inc.: 1.99%, 11/1/02	8/26/02	$ 65,000
2%, 11/1/02	9/24/02	$ 65,000
Jackson National Life Insurance Co. 1.96%, 11/1/02	7/6/99	$ 34,000
Metropolitan Life Insurance Co. 1.98%, 1/2/03	3/26/02	$ 25,000
Monumental Life Insurance Co.: 1.96%, 11/1/02	7/31/98 - 9/17/98	$ 29,000
2.02%, 11/1/02	2/1/00	$ 35,000
New York Life Insurance Co. 1.94%, 1/2/03	2/28/02	$ 60,000
Transamerica Occidental Life Insurance Co. 1.99%, 11/1/02	4/28/00	$ 50,000
URI Trust 2000-1 1.87%, 12/18/02	12/15/00	$ 23,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $456,000,000 or 5.9% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $20,576,000. The weighted average interest rate was 1.85%. Interest earned from the interfund lending program amounted to $2,115 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
At April 30, 2002, the fund had a capital loss carryforward of approximately $459,000 of which $295,000, $162,000 and $2,000 will expire on April 30, 2003, 2004 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $796,339) - See accompanying schedule		$ 7,815,741
Cash		1
Receivable for fund shares sold		11,009
Interest receivable		21,259
Other receivables		7
Total assets		7,848,017

Liabilities
Payable for investments purchased	$ 124,946
Payable for fund shares redeemed	49,985
Distributions payable	418
Accrued management fee	2,692
Other payables and accrued expenses	130
Total liabilities		178,171

Net Assets		$ 7,669,846
Net Assets consist of:
Paid in capital		$ 7,670,360
Accumulated net realized gain (loss) on investments		(514)
Net Assets, for 7,669,849 shares outstanding		$ 7,669,846
Net Asset Value, offering price and redemption price per share ($7,669,846 ÷ 7,669,849 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)
Investment Income
Interest		$ 79,342
Expenses
Management fee	$ 16,600
Non-interested trustees' compensation	9
Total expenses before reductions	16,609
Expense reductions	(7)	16,602
Net investment income		62,740
Net Realized Gain (Loss) on investment securities		(18)
Net increase in net assets resulting from operations		$ 62,722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 62,740	$ 260,716
Net realized gain (loss)	(18)	1,065
Net increase (decrease) in net assets resulting from operations	62,722	261,781
Distributions to shareholders from net investment income	(62,740)	(260,716)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,121,584	5,190,250
Reinvestment of distributions	59,681	246,725
Cost of shares redeemed	(2,817,684)	(7,448,273)
Net increase (decrease) in net assets and shares resulting from share transactions	(636,419)	(2,011,298)
Total increase (decrease) in net assets	(636,437)	(2,010,233)

Net Assets
Beginning of period	8,306,283	10,316,516
End of period	$ 7,669,846	$ 8,306,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2002	Years ended April 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.028	.060	.052	.050	.053
Distributions from net investment income	(.008)	(.028)	(.060)	(.052)	(.050)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.79%	2.81%	6.14%	5.30%	5.12%	5.43%
Ratios to Average Net Assets E
Expenses before expense reductions	.42% A	.43%	.45%	.45%	.45%	.45%
Expenses net of voluntary waivers, if any	.42% A	.43%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.42% A	.42%	.45%	.45%	.45%	.45%
Net investment income	1.57% A	2.82%	5.96%	5.18%	5.00%	5.31%
Supplemental Data
Net assets, end of period (in millions)	$ 7,670	$ 8,306	$ 10,317	$ 9,496	$ 9,508	$ 8,863

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan® Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management and Research Company (FMR) has received an Exemptive order from the Securities and Exchange Commission which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $5 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Expense Reductions.

Through arrangements with the fund's transfer agent credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $7.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
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1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Burlington, MA

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Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

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Missouri

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New Jersey

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Morristown, NJ

501 Route 17, South
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New York

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North Carolina

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Oregon

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Texas

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Dallas, TX

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Houston, TX

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19740 IH 45 North
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Utah

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Salt Lake City, UT

Virginia

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Washington

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Seattle, WA

Washington, DC

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Washington, DC

Wisconsin

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

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Selling shares

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Attn: Distribution Services
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General Correspondence

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P.O. Box 500
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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Selling shares

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P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Money Market Funds

Fidelity® Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

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(automated graphic)    Automated line for quickest service

SPM-SANN-1202 158298
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Government
Money Market

Fund

Semiannual Report

October 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended October 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® US Government Money Market	0.78%	1.75%	24.55%	55.16%
Government Retail Money Market Funds Average	0.57%	1.27%	22.06%	49.79%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc. and grouped by similar objectives.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan US Government Money Market	1.75%	4.49%	4.49%
Government Retail Money Market Funds Average	1.27%	4.06%	4.12%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	10/29/02	7/30/02	4/30/02	1/29/02	10/30/01
Spartan U.S. Government Money Market Fund	1.48%	1.51%	1.62%	1.97%	2.66%
Government Retail Money Market Funds Average	1.06%	1.12%	1.37%	1.46%	2.02%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government retail money market funds average. Figures for the government retail money market funds average are from iMoneyNet, Inc.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Government Money Market Fund

Q. Bob, what was the investment environment like during the six months that ended October 31, 2002?

A. With economic growth in late 2001 and early 2002 stronger than expected, the money market yield curve - a representation of the difference between short- and longer-term money market yields - was rather steep at the end of April. This shape reflected the market's belief that the Federal Reserve Board would start to implement hikes in short-term interest rates, taking back some of the dramatic cuts it had implemented to buoy the economy in the aftermath of the terrorist attacks of September 11, 2001. However, the Fed kept rates unchanged throughout the period, as continued weakness in business investment muted overall economic activity. Consumer spending remained strong due to reasonably low unemployment rates, rising personal disposable income and falling interest rates that inspired consumers to refinance their mortgages. Stocks stumbled badly, encouraging investors to flee to the relative safety offered by the bond and money markets. The money market yield curve flattened, reflecting diminished expectations of any Fed tightening action in the near future. By the end of the period, the curve inverted slightly, due to the broad belief that the Fed would actually cut short-term rates in order to reinvigorate the recovery.

Q. What was your strategy with the fund?

A. At times when the yield curve was sloped upward, my goal was to invest in securities further out the money market yield curve that looked attractive given my outlook for the economy and short-term interest rates. When the curve remained flat, I focused more on shorter-term alternatives, because the yield advantage offered by longer-term notes was not significant enough to warrant investing in them. Asset allocation was driven by my perception of relative value. At the beginning of the period, that approach led the fund to be heavily weighted in fixed-rate agency discount notes and floating-rate agency securities, with smaller allocations to repurchase agreements. More recently, term repurchase agreements - those with a maturity of greater than seven days - and callable agency securities offered more of a yield advantage and better value, so they received more of my focus. Toward the end of the period, I added some longer-term investments - in spite of the relative flatness of the yield curve - to lock in rates in order to insulate the fund from any effects that Fed rate cuts might have on fund performance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on October 31, 2002, was 1.48%, compared to 1.62% six months ago. For the six months that ended October 31, 2002, the fund had a total return of 0.78%, compared to 0.57% for the government retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Bob?

A. The Fed's actions will most likely reflect the tone of incoming data. Recent information on the economy has been mixed. Although third-quarter growth in gross domestic product was at a very respectable pace and the housing sector continued to be strong, renewed weakness in manufacturing and a sharp drop in consumer confidence increased concerns about future economic activity. Along with most market participants, I expect the Fed to cut rates at its meeting in early November. The economy should respond to this added support, as well as to additional fiscal stimulus should the Republican Party secure a majority in both houses of Congress. Further stimulus would most likely come in the form of more tax cuts and federal spending. This backdrop should help firm economic growth, leading me to believe that any further interest rate cuts beyond the next few months are unlikely. Of course, a major wild card is how the situation with Iraq plays out. Any military action in that region would most likely have a significantly negative impact on the economy and consumer confidence, at least in the short run. On the other hand, a quick resolution of the Iraq issue would be quite favorable, as it would remove a major source of uncertainty from the economic landscape.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S. government securities and repurchase agreements, and potentially entering into reverse repurchase agreements

Fund number: 458

Trading symbol: SPAXX

Start date: February 5, 1990

Size: as of October 31, 2002, more than $848 million

Manager: Robert Litterst, since 1997; manager, several Fidelity and Spartan taxable money market funds; joined Fidelity in 1991

3

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/02	% of fund's investments 4/30/02	% of fund's investments 10/31/01
0 - 30	53.7	35.5	48.0
31 - 90	19.1	34.8	14.8
91 - 180	12.8	20.1	27.3
181 - 397	14.4	9.6	9.9
Weighted Average Maturity
	10/31/02	4/30/02	10/31/01
Spartan U.S. Government Money Market Fund	75 Days	71 Days	72 Days
Government Retail Money Market Funds Average*	53 Days	53 Days	53 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2002	As of April 30, 2002
Federal Agency Issues 64.0%	Federal Agency Issues 84.2%
U.S. Treasury Obligations 1.2%	U.S. Treasury Obligations 1.1%
Repurchase Agreements 36.7%	Repurchase Agreements 17.1%
Net Other Assets** (1.9)%	Net Other Assets** (2.4)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments October 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 64.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 36.1%
Agency Coupons - 11.5%
11/1/02	1.64% (b)	$ 10,000,000	$ 9,994,778
11/1/02	1.74 (b)	17,500,000	17,497,760
11/9/02	1.66 (b)	20,000,000	19,992,219
11/20/02	1.70 (b)	20,000,000	19,989,628
1/10/03	1.59 (b)	25,000,000	24,996,620
9/5/03	2.00	5,000,000	5,000,000
			97,471,005
Discount Notes - 24.6%
11/6/02	1.92	5,000,000	4,998,681
11/15/02	2.41	16,000,000	15,985,378
11/15/02	2.44	10,000,000	9,990,744
11/27/02	1.94	13,097,000	13,078,839
12/13/02	2.27	10,775,000	10,747,093
12/20/02	1.98	10,000,000	9,973,322
1/21/03	2.19	10,000,000	9,951,625
1/29/03	1.58	10,000,000	9,961,186
2/3/03	2.20	10,000,000	9,943,600
2/5/03	2.24	10,000,000	9,941,200
3/3/03	1.76 (a)	10,000,000	9,940,728
3/12/03	1.71	25,000,000	24,845,347
4/16/03	1.70	10,000,000	9,922,072
5/19/03	1.72	15,000,000	14,859,042
5/30/03	2.34	10,000,000	9,866,417
7/25/03	1.91	5,000,000	4,930,914
9/19/03	1.70	10,000,000	9,850,628
9/19/03	1.75	10,000,000	9,846,156
10/17/03	1.84	10,000,000	9,824,222
			208,457,194
			305,928,199
Federal Home Loan Bank - 15.9%
Agency Coupons - 13.0%
11/28/02	1.70 (b)	15,000,000	14,996,867
12/12/02	1.65 (b)	25,000,000	24,986,109
1/21/03	1.67 (b)	10,000,000	9,997,072
4/25/03	1.62	10,000,000	10,135,096
9/3/03	1.99	10,000,000	10,000,000
9/5/03	2.00	10,000,000	10,000,000
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - continued
Agency Coupons - continued
9/8/03	2.00%	$ 10,000,000	$ 9,999,636
10/17/03	2.06	20,000,000	20,000,000
			110,114,780
Discount Notes - 2.9%
11/1/02	2.03	15,000,000	15,000,000
4/23/03	1.62	10,000,000	9,922,631
			24,922,631
			135,037,411
Freddie Mac - 12.0%
Agency Coupons - 1.1%
9/22/03	2.06	10,000,000	10,000,000
Discount Notes - 10.9%
11/7/02	1.92	6,552,000	6,549,925
11/15/02	1.88	30,000,000	29,978,297
12/13/02	2.00	10,000,000	9,976,900
12/13/02	2.45	10,000,000	9,972,000
1/2/03	2.14	10,000,000	9,963,661
1/30/03	1.59	5,000,000	4,980,188
1/30/03	1.77	11,000,000	10,951,875
4/24/03	1.51	10,000,000	9,927,500
			92,300,346
			102,300,346
TOTAL FEDERAL AGENCIES			543,265,956
U.S. Treasury Obligations - 1.2%

U.S. Treasury Bills - 1.2%
12/5/02	1.92	10,000,000	9,982,056
Repurchase Agreements - 36.7%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
10/8/02 due 11/6/02 At 1.76%	$ 20,028,356	$ 20,000,000
10/18/02 due 12/10/02 At 1.76%	25,064,778	25,000,000
10/24/02 due 11/25/02 At 1.76%	25,039,111	25,000,000
10/31/02 due 11/1/02 At 1.94%	241,241,975	241,229,000
TOTAL REPURCHASE AGREEMENTS		311,229,000
TOTAL INVESTMENT PORTFOLIO - 101.9%		864,477,012
NET OTHER ASSETS - (1.9)%		(16,167,703)
NET ASSETS - 100%		$ 848,309,309
Total Cost for Income Tax Purposes $ 864,477,012
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2002 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $311,229,000) - See accompanying schedule		$ 864,477,012
Receivable for fund shares sold		7,153,211
Interest receivable		531,037
Total assets		872,161,260

Liabilities
Payable to custodian bank	$ 126
Payable for investments purchased Regular delivery	9,927,500
Delayed delivery	9,940,728
Payable for fund shares redeemed	3,629,182
Distributions payable	53,746
Accrued management fee	294,740
Other payables and accrued expenses	5,929
Total liabilities		23,851,951

Net Assets		$ 848,309,309
Net Assets consist of:
Paid in capital		$ 848,279,004
Accumulated net realized gain (loss) on investments		30,305
Net Assets, for 848,252,184 shares outstanding		$ 848,309,309
Net Asset Value, offering price and redemption price per share ($848,309,309 ÷ 848,252,184 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2002 (Unaudited)

Investment Income
Interest		$ 8,601,784
Expenses
Management fee	$ 1,835,843
Non-interested trustees' compensation	1,506
Total expenses before reductions	1,837,349
Expense reductions	(1,036)	1,836,313
Net investment income		6,765,471
Net Realized Gain (Loss) on investment securities		11,534
Net increase in net assets resulting from operations		$ 6,777,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2002 (Unaudited)	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,765,471	$ 25,327,161
Net realized gain (loss)	11,534	51,155
Net increase (decrease) in net assets resulting from operations	6,777,005	25,378,316
Distributions to shareholders from net investment income	(6,765,471)	(25,327,161)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	194,242,552	802,695,097
Reinvestment of distributions	6,350,611	23,945,136
Cost of shares redeemed	(271,099,271)	(761,527,463)
Net increase (decrease) in net assets and shares resulting from share transactions	(70,506,108)	65,112,770
Total increase (decrease) in net assets	(70,494,574)	65,163,925

Net Assets
Beginning of period	918,803,883	853,639,958
End of period	$ 848,309,309	$ 918,803,883

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2002	Years ended April 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.028	.059	.050	.049	.052
Distributions from net investment income	(.008)	(.028)	(.059)	(.050)	(.049)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.78%	2.84%	6.02%	5.17%	5.02%	5.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.42% A	.43%	.45%	.45%	.45%	.45%
Expenses net of voluntary waivers, if any	.42% A	.43%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.42% A	.42%	.45%	.45%	.44%	.45%
Net investment income	1.53% A	2.75%	5.86%	5.03%	4.90%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 848,309	$ 918,804	$ 853,640	$ 815,659	$ 847,333	$ 773,172

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan® U.S. Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counter party does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Joint Trading Account.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated October 8, 2002, due November 6, 2002	1.76%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$750,000,000
Aggregate maturity amount of agreements	$751,063,334
Aggregate market value of transferred assets	$773,114,224
Coupon rates of transferred assets	2.82% to 8.00%
Maturity dates of transferred assets	06/01/07 to 12/01/40
Dated October 18, 2002, due December 10, 2002	1.76%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$750,000,000
Aggregate maturity amount of agreements	$751,943,333
Aggregate market value of transferred assets	$772,948,013
Coupon rates of transferred assets	3.47% to 8.11%
Maturity dates of transferred assets	02/01/17 to 01/01/42

Semiannual Report

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated October 24, 2002, due November 25, 2002	1.76%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$1,000,000,000
Aggregate maturity amount of agreements	$1,001,564,444
Aggregate market value of transferred assets	$1,020,000,000
Coupon rates of transferred assets	5.00% to 8.50%
Maturity dates of transferred assets	06/01/12 to 11/01/32
Dated October 31, 2002, due November 1, 2002	1.94%
Number of dealers or banks	12
Maximum amount with one dealer or bank	19%
Aggregate principal amount of agreements	$11,057,703,000
Aggregate maturity amount of agreements	$11,058,297,748
Aggregate market value of transferred assets	$11,231,747,023
Coupon rates of transferred assets	0.00% to 10.75%
Maturity dates of transferred assets	11/01/02 to 11/01/32

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $551 for the period.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $1,036.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Scottsdale, AZ

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19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
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1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
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1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
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4729 East 82nd Street
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5400 College Boulevard
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Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
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One W. Pennsylvania Ave.
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Massachusetts

801 Boylston Street
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155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
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56 South Street
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501 Route 17, South
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New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
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North Carolina

4611 Sharon Road
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Ohio

3805 Edwards Road
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28699 Chagrin Boulevard
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16850 SW 72nd Avenue
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Pennsylvania

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12001 Perry Highway
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47 Providence Place
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Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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Semiannual Report

Semiannual Report

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Fidelity's Taxable
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Spartan® Money Market Fund

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Spartan®

U.S. Treasury
Money Market

Fund

Semiannual Report

October 31, 2002

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Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

While the third quarter of 2002 was the worst quarter for stocks in 15 years, investors seemed to set aside concerns about the economy and war with Iraq during October, giving stocks their best month since November 2001. Year to date, however, investment-grade bonds had a decided edge, particularly U.S. Treasuries, an often-used shelter from inclement equity markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended October 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® US Treasury Money Market Fund	0.72%	1.61%	22.89%	51.60%
Treasury Retail Money Market Funds Average	0.59%	1.33%	21.43%	48.69%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc. and grouped by similar objectives. The past six month Treasury money market funds average represents a peer group of less than 50 mutual funds.

Average Annual Total Returns

Periods ended October 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan US Treasury Money Market Fund	1.61%	4.21%	4.25%
Treasury Retail Money Market Funds Average	1.33%	3.96%	4.04%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	10/29/02	7/30/02	4/30/02	1/29/02	10/30/01
Spartan U.S. Treasury Money Market Fund	1.35%	1.46%	1.48%	1.70%	2.66%
Treasury Retail Money Market Funds Average	1.06%	1.19%	1.25%	1.37%	2.19%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the treasury retail money market funds average. Figures for the treasury retail money market funds average are from iMoneyNet, Inc.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Tim Huyck, Portfolio Manager of Spartan U.S. Treasury Money Market Fund

Q. Tim, what was the investment environment like during the six months that ended October 31, 2002?

A. Although the Federal Reserve Board kept the rate banks charge each other for overnight loans - known as the fed funds target rate - unchanged at 1.75% throughout the period, money market interest rates were very volatile and moved sharply lower. At the end of April, the money market yield curve remained relatively steep. That is, long-term rates were much higher than short-term rates. That's because strong growth in gross domestic product (GDP) in the first quarter, coupled with a change in the Fed's bias from one favoring lower rates to one favoring rate stability, led investors to believe that the Fed would raise rates to temper growth and the potential for inflation. However, throughout the summer and into the fall it became clear that economic growth was faltering. Despite strong consumer activity - buoyed by zero percent auto financing and attractive mortgage refinancing rates - anemic corporate capital spending held back GDP growth. As it became apparent that business spending and the labor market were not improving, investors lost confidence in the strength of the recovery, putting downward pressure on both the stock markets and interest rates. In the fall, the specter of war with Iraq only added to the feelings of uncertainty among businesses, consumers and the markets. By the end of October, market observers were expecting that the Fed would ease short-term rates, a significant shift from the beginning of the period.

Q. Were there any issues of particular import to the Treasury money market?

A. There was a dramatic swing in the federal budget picture, as the $127 billion budget surplus of 2001 turned into a $159 billion deficit in 2002. This development had a tremendous impact on the issuance of the Treasury bills in which the fund invests, as record supply came to market. Even without the funding necessary to support a potential war, it is expected that the pace of Treasury bill issuance will continue for the foreseeable future. The consistently high levels of supply should allow the fund to continue to purchase Treasury bills at historically cheap levels compared to lower rated instruments.

Q. What was your strategy with the fund?

A. During the period, I kept the fund's average maturity longer than that of its peer group, as the steep money market yield curve meant longer-maturity securities offered higher yields and better relative value. Early in the period, this long-maturity stance reflected my contention that the market was pricing in more Fed tightening than I expected. I kept the fund's average maturity longer later in the period due to my desire to lock in higher rates in anticipation of possible Fed cuts in short-term rates.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on October 31, 2002, was 1.35%, compared to 1.48% six months ago. For the six months that ended October 31, 2002, the fund had a total return of 0.72%, compared to 0.59% for the Treasury retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Tim?

A. It seems likely to me that the Fed will cut rates in November, as it looks to support economic growth by encouraging consumers to continue spending and to entice corporations to begin building inventories and adding plant capacity. The Fed also is concerned about heading off the potential shock the economy would most likely endure should we go to war. Signs of a stock market rebound would be a positive hint that growth is improving, given that the stock market is seen as a leading economic indicator. Overall, I expect to see a stable-to-falling interest rate environment during the next few months. If the economy does improve, I believe the Fed could begin to raise short-term rates rather quickly in order to get them closer to a neutral level rather than the current levels that are designed to stimulate growth. With interest rates at 40-year lows, if the Fed does tighten its monetary policy, interest rates throughout the fixed-income markets could rise significantly within a short period of time.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: income while maintaining a stable $1 share price by investing in U.S. Treasury money market securities whose interest is free from state and local taxes

Fund number: 415

Trading symbol: FDLXX

Start date: January 5, 1988

Size: as of October 31, 2002, more than $2.6 billion

Manager: Tim Huyck, since April 2002; manager, several Fidelity and Spartan taxable money market funds; joined Fidelity in 1990

3

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/02	% of fund's investments 4/30/02	% of fund's investments 10/31/01
0 - 30	33.6	29.6	35.7
31 - 90	33.8	40.9	27.5
91 - 180	25.8	24.5	31.3
181 - 397	6.8	5.0	5.5
Weighted Average Maturity
	10/31/02	4/30/02	10/31/01
Spartan U.S. Treasury Money Market Fund	72 Days	68 Days	74 Days
Treasury Retail Money Market Funds Average*	64 Days	65 Days	63 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2002	As of April 30, 2002
U.S. Treasury Bills 88.4%	U.S. Treasury Bills 84.6%
U.S. Treasury Notes 11.6%	U.S. Treasury Notes 15.7%
Net Other Assets 0.0%	Net Other Assets** (0.3)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments October 31, 2002 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 88.4%
11/7/02	1.60%	$ 179,300	$ 179,257
11/7/02	1.62	1,294	1,294
11/7/02	1.90	90,000	89,972
11/14/02	1.64	128,951	128,875
11/14/02	1.89	60,000	59,959
11/14/02	1.90	1,515	1,514
11/14/02	1.92	87,000	86,940
11/21/02	1.57	3,022	3,019
11/21/02	1.63	13,503	13,491
11/21/02	1.66	18,014	17,997
11/21/02	1.67	95,000	94,912
11/21/02	1.88	40,000	39,959
11/21/02	1.90	60,000	59,937
11/29/02	1.90	60,000	59,912
12/5/02	1.92	130,000	129,767
12/19/02	1.66	40,000	39,912
12/19/02	1.68	70,000	69,844
12/19/02	1.82	100,000	99,760
12/26/02	1.58	85,000	84,796
12/26/02	1.64	130,000	129,676
1/2/03	1.63	95,000	94,735
1/2/03	1.75	60,000	59,821
1/9/03	1.71	134,346	133,908
1/23/03	1.51	30,000	29,896
1/30/03	1.69	40,000	39,832
1/30/03	1.70	60,000	59,747
2/13/03	1.61	28,410	28,279
3/6/03	1.60	85,000	84,532
3/6/03	1.68	25,000	24,855
3/13/03	1.64	50,000	49,701
3/13/03	1.66	25,000	24,849
4/17/03	1.56	25,000	24,820
4/17/03	1.62	25,000	24,813
4/17/03	1.63	50,000	49,624
4/17/03	1.64	25,000	24,811
4/17/03	1.66	50,000	49,618
4/24/03	1.67	60,000	59,519
5/1/03	1.53	35,000	34,733
5/1/03	1.56	60,000	59,532
			2,348,418
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bonds - 2.1%
11/15/02	1.72%	$ 24,000	$ 24,055
11/15/02	1.76	30,000	30,069
			54,124
U.S. Treasury Notes - 7.1%
12/31/02	2.12	25,000	25,119
1/31/03	1.65	25,000	25,188
2/15/03	1.65	50,000	50,647
4/30/03	2.20	15,000	15,128
4/30/03	2.24	11,000	11,091
4/30/03	2.25	10,000	10,083
8/15/03	1.69	10,400	10,684
8/15/03	1.70	14,600	14,998
8/15/03	1.75	25,000	25,672
			188,610
U.S. Treasury Notes - principal STRIPS - 2.4%
2/15/03	2.04	25,000	24,851
2/15/03	2.07	15,000	14,909
2/15/03	2.25	25,000	24,836
			64,596
TOTAL INVESTMENT PORTFOLIO - 100.0%	2,655,748
NET OTHER ASSETS - 0.0%	1,135
NET ASSETS - 100%	$ 2,656,883
Total Cost for Income Tax Purposes $ 2,655,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2002 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 2,655,748
Receivable for fund shares sold		3,299
Interest receivable		3,933
Total assets		2,662,980

Liabilities
Payable to custodian bank	$ 8
Payable for fund shares redeemed	4,973
Distributions payable	172
Accrued management fee	933
Other payables and accrued expenses	11
Total liabilities		6,097

Net Assets		$ 2,656,883
Net Assets consist of:
Paid in capital		$ 2,656,930
Accumulated net realized gain (loss) on investments		(47)
Net Assets, for 2,656,286 shares outstanding		$ 2,656,883
Net Asset Value, offering price and redemption price per share ($2,656,883 ÷ 2,656,286 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)

Investment Income
Interest		$ 23,781
Expenses
Management fee	$ 5,366
Non-interested trustees' compensation	4
Total expenses before reductions	5,370
Expense reductions	(2)	5,368
Net investment income		18,413
Net Realized Gain (Loss) on investment securities		(24)
Net increase in net assets resulting from operations		$ 18,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2002 (Unaudited)	Year ended April 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,413	$ 63,470
Net realized gain (loss)	(24)	18
Net increase (decrease) in net assets resulting from operations	18,389	63,488
Distributions to shareholders from net investment income	(18,413)	(63,470)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	994,212	1,969,000
Reinvestment of distributions	17,240	59,525
Cost of shares redeemed	(837,440)	(1,803,084)
Net increase (decrease) in net assets and shares resulting from share transactions	174,012	225,441
Total increase (decrease) in net assets	173,988	225,459

Net Assets
Beginning of period	2,482,895	2,257,436
End of period	$ 2,656,883	$ 2,482,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2002	Years ended April 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.026	.056	.047	.046	.050
Distributions from net investment income	(.007)	(.026)	(.056)	(.047)	(.046)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.72%	2.66%	5.70%	4.81%	4.67%	5.08%
Ratios to Average Net Assets E
Expenses before expense reductions	.42% A	.43%	.46%	.45%	.47%	.46%
Expenses net of voluntary waivers, if any	.42% A	.43%	.46%	.45%	.47%	.46%
Expenses net of all reductions	.42% A	.42%	.45%	.45%	.46%	.46%
Net investment income	1.43% A	2.57%	5.53%	4.70%	4.57%	4.96%
Supplemental Data
Net assets, end of period (in millions)	$ 2,657	$ 2,483	$ 2,257	$ 2,000	$ 2,090	$ 1,913

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2002 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan® U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income.

Income distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $1 for the period.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $2.

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Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-EarthLink, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

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To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

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Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity® Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TMM-SANN-1202 158299
1.538317.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com